Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2022
Text Block [Abstract]
Detailed Information About Bonds And Money Market Funds

	2022	2021

Bonds	$8,990	$12,553
Money market funds	-	7,402
Guaranteed investment certificates	224	-

	$9,214	$19,955